Share-based Payment	12 Months Ended
Dec. 31, 2022
Share-based Payment [Abstract]
Share-based Payment

12. Share-based Payment

On September 8, 2021, the Company granted 8,979,600 restricted Class A Ordinary Shares to Make World Better Limited (“Recipient”), which is an entity wholly owned by Mr. Fan Yinliang (“Mr. Fan”) who is a consultant to the Company. The restricted shares are granted with a purchase price of $0.0001 per share and are fully vested upon grant and was fully issued as of December 31,2021. This grant is to reward Mr. Fan for his service of introducing digital asset mining resources providers outside China. This share-based payment, which was $14,457, was accounted for as sales and marketing expenses based on the Group’s fair value at the grant date in the statement of operations for the year ended December 31, 2021.

Share Incentive Plans

The company have incentive plan for the granting of share-based awards, including restricted share units, to management and employees.

2021 Share Incentive Plan

On April 22, 2022, the Company’s shareholders adopted the 2021 Share Incentive Plan, which provides for the issuance of up to an initial 1,812,663 Class A ordinary shares and subject to such adjustments in the plan, the then-applicable Share Reserve number will automatically increase (but not decrease) on January 1st of each year commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to the lesser of (i) three percent (3%) of the total number of ordinary shares of New SAI outstanding on December 31st of the preceding year and (ii) such fewer number of Class A ordinary shares that the Board or any Committee may determine prior to January 1st of a given year; provided, if the effective date of the New SAI Incentive Plan is after January 1, 2022, then the initial automatic increase shall occur on January 1, 2023 and the increases shall end on (and including) January 1, 2032.

As of December 31, 2022, 410,663 shares were available for grant under the 2021 Share Incentive Plan.

A summary of the Company’s unvested time-based restricted common stock activity in the year ended December 31, 2022 is as follows:

Number of Shares
Unvested at December 31, 2021	1,812,663
Vested	382,250
Granted	981,000
Forfeited	38,750
Unvested at December 31, 2022	410,663